Mid Cap Growth Portfolio
Mid Cap Growth Portfolio

Prospectus Supplement

September 17, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated September 17, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund Trust (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "General Shareholder Information—Exchange Privilege" section on page 18 of this Prospectus) held in Related Accounts (as defined in the "Purchasing Class A Shares" section on page 12 of this Prospectus), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial adviser and in the "Purchasing Class A Shares" section on page 12 of this Prospectus.

Please retain this supplement for future reference.